UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5454

Dreyfus New Jersey Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/11

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
23	Statement of Assets and Liabilities
24	Statement of Operations
25	Statement of Changes in Net Assets
27	Financial Highlights
32	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
New Jersey Municipal
Bond Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus New Jersey Municipal Bond Fund, Inc., covering the six-month period from January 1, 2011, through June 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although 2011 began on an optimistic note amid encouraging economic data, by midyear investors returned to a more cautious outlook. The U.S. and global economies continued to grow over the reporting period, but at a relatively sluggish pace. First, manufacturing activity proved unsustainably strong in late 2010 and early 2011, leading to a subsequent slowdown in new orders. Second, turmoil in the Middle East drove oil prices higher and produced an inflationary drag on real incomes.Third, natural and nuclear disasters in Japan added to upward pressure on energy prices, and these unexpected events disrupted the global supply chain, especially in the automotive sector. Finally, in the United States, disappointing labor and housing markets weighed on investor sentiment. Municipal bonds generally rallied over the first half of the year as investors grew more defensive and the market’s supply-and-demand dynamics became more favorable.

We expect economic conditions to improve over the second half of 2011. Inflationary pressures appear to be peaking in most countries, including the United States, and we have already seen energy prices retreat from their highs. In addition, a successful resolution to the current debate regarding government spending and borrowing, without major fiscal tightening over the near term, should help avoid a serious disruption to the domestic economy. To assess how these and other developments may affect your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through June 30, 2011, as provided by James Welch and Daniel Barton, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2011, Dreyfus New Jersey Municipal Bond Fund’s Class A shares produced a total return of 4.01%, Class B shares returned 3.62%, Class C shares returned 3.54%, Class I shares returned 4.08% and Class Z shares returned 4.05%.1 In comparison, the Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 4.42% for the same period.2

Municipal bonds generally rebounded from previous weakness over the first half of 2011 as a reduced supply of newly issued bonds was met by robust investor demand.The fund lagged its benchmark, primarily due to overweighted exposure to revenue bonds.

The Fund’s Investment Approach

To pursue its goal, the fund seeks as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital.The fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal and New Jersey personal income taxes.The fund invests at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus.The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years.

We focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting. We select municipal bonds for the fund’s portfolio by:

  Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and

  Actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values.The fund seeks to invest in several of these sectors.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Municipal Bonds Rebounded from Volatility

Investors’ economic outlooks had improved dramatically by the start of 2011 due to recent gains in employment, consumer spending and corporate earnings. However, investors’ economic optimism was shaken in February, when political unrest in the Middle East led to sharply higher energy prices, and again in March when natural and nuclear disasters in Japan threatened one of the world’s largest economies. Nonetheless, investors proved resilient, and they continued to favor lower-quality securities over their higher-quality counterparts.

In late April, economic sentiment began to deteriorate in earnest when Greece again appeared headed for default on its sovereign debt, U.S. economic data disappointed and the debate regarding U.S. government spending and borrowing intensified. Lower-rated bonds suffered bouts of volatility, and higher-quality securities advanced as newly risk-averse investors shifted their focus from riskier market sectors to traditionally defensive investments, including higher-quality municipal bonds.

Municipal bond prices also were buoyed by robust investor demand for a limited supply of newly issued securities.The termination of the Build America Bonds program resulted in a surge in new issuance at the end of 2010 as states and municipalities rushed to lock in federal subsidies. Consequently, the supply of newly issued municipal bonds during the first six months of 2011 remained well below levels from one year earlier.Yet, demand remained robust from investors seeking competitive levels of tax-exempt income.The New Jersey municipal bond markets also stabilized over the reporting period, rebounding from depressed levels amid reports of higher-than-expected tax revenues and aggressive efforts by New Jersey lawmakers to rein in spending.

Revenue Bonds Dampened Relative Performance

The fund produced positive total returns during a turbulent reporting period, but relative results were undermined by overweighted exposure to revenue bonds backed by hospitals and housing projects, which lagged as investors turned to higher-quality securities. Underweighted exposure to high-quality escrowed bonds also hindered returns compared to the benchmark.

On a more positive note, the fund benefited from a slightly long average duration, which magnified the effects of market rallies.The fund also was aided by overweight positions in industrial development and tobacco bonds, which benefited from strong taxable crossover demand.

Robust Investor Demand Expected

We have been encouraged by the municipal bond market’s resilience. Although we expect additional bouts of market volatility over the near term as investors react to macroeconomic developments and the supply of newly issued bonds increases, we remain optimistic over the longer term. Once the transition to a more ample supply of tax-exempt securities is complete, demand seems likely to stay robust as investors respond to possible income tax increases down the road.

July 15, 2011

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.
1	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Z shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures provided for Class A, B and C shares reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation which may be terminated after May 1, 2012, upon
90 days’ notice to shareholders. Return figures for Class I shares, reflect the absorption of certain fund expenses by The Dreyfus Corporation and may be terminated at any time. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New Jersey Municipal Bond Fund, Inc. from January 1, 2011 to June 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2011
	Class A	Class B	Class C	Class I	Class Z
Expenses paid per $1,000†	$ 4.30	$ 6.82	$ 8.07	$ 3.54	$ 3.95
Ending value (after expenses)	$1,040.10	$1,036.20	$1,035.40	$1,040.80	$1,040.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2011
	Class A	Class B	Class C	Class I	Class Z
Expenses paid per $1,000†	$ 4.26	$ 6.76	$ 8.00	$ 3.51	$ 3.91
Ending value (after expenses)	$1,020.58	$1,018.10	$1,016.86	$1,021.32	$1,020.93

† Expenses are equal to the fund’s annualized expense ratio of .85% for Class A, 1.35% for Class B, 1.60% for Class C, .70% for Class I and .78% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.0%	Rate (%)	Date	Amount ($)		Value ($)
New Jersey—87.5%
Atlantic County Utilities
Authority, Solid Waste
System Revenue	7.13	3/1/16	9,120,000		9,087,350
Bergen County Utilities Authority,
Water Pollution Control
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.38	12/15/13	1,155,000		1,176,090
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	5,500,000		4,478,650
Camden,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	2/15/12	4,385,000	[a]	4,355,182
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	4,545,000		4,549,181
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	2,000,000		2,001,840
Delaware River Port Authority,
Revenue	5.00	1/1/30	3,500,000		3,574,130
Delaware River Port Authority,
Revenue	5.00	1/1/35	3,500,000		3,510,815
East Orange,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/11	2,500,000	[a]	2,499,200
East Orange Board of Education,
COP, LR (Insured; Assured
Guaranty Municipal Corp.)	0.00	2/1/21	685,000	[a]	421,159
East Orange Board of Education,
COP, LR (Insured; Assured
Guaranty Municipal Corp.)	0.00	2/1/26	745,000	[a]	318,659
East Orange Board of Education,
COP, LR (Insured; Assured
Guaranty Municipal Corp.)	0.00	2/1/28	2,345,000	[a]	869,784
Essex County,
GO (General Improvement)	5.00	8/1/23	15,200,000		17,021,264

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey (continued)
Garden State Preservation Trust,
Revenue (Open Space and
Farmland Preservation Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.75	11/1/28	5,000,000	5,973,350
Gloucester County Improvement
Authority, County Guaranteed
Loan Revenue (County
Capital Program)	5.00	4/1/38	7,000,000	7,170,660
Gloucester Township Municipal
Utilities Authority, Sewer
Revenue (Insured; AMBAC)	5.65	3/1/18	2,075,000	2,366,538
Higher Education Student
Assistance Authority of New
Jersey, Student Loan Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.13	6/1/17	280,000	280,666
Hudson County Improvement
Authority, Harrison Stadium
Land Acquisition Special
Obligation Revenue (Harrison
Redevelopment Project)
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/15/34	3,000,000 [a]	655,200
Mercer County Improvement
Authority, County Secured
Open Space Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	8/1/40	3,290,000	3,334,119
Middletown Township Board of
Education, GO	5.00	8/1/25	4,140,000	4,530,236
Middletown Township Board of
Education, GO	5.00	8/1/26	2,935,000	3,197,506
New Jersey Economic
Development Authority,
Cigarette Tax Revenue	5.50	6/15/24	2,300,000	2,197,351
New Jersey Economic Development
Authority, Department of
Human Services Composite
Revenue (Division of
Developmental Disabilities)	6.25	7/1/24	1,240,000	1,253,838

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, Department of
Human Services Composite
Revenue (Division of
Mental Health Services)	6.10	7/1/17	1,865,000		1,887,697
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of
New Jersey Project)	5.00	6/1/18	1,365,000		1,421,484
New Jersey Economic Development
Authority, Gas Facilities Revenue
(NUI Corporation Project)	5.25	11/1/33	2,780,000		2,579,812
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/20	3,350,000	[a]	2,163,698
New Jersey Economic Development
Authority, Motor Vehicle Surcharge
Revenue (Insured; National Public
Finance Guarantee Corp.)	0.00	7/1/21	2,620,000	[a]	1,586,253
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/12	1,000,000	[a]	980,430
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/13	1,000,000	[a]	938,480
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/15	3,250,000	[a]	2,760,030
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/17	5,000,000	[a]	3,755,400
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/18	2,500,000	[a]	1,749,000

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/20	6,500,000	[a]	3,909,295
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/22	6,000,000	[a]	3,105,480
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/18	2,265,000		2,498,001
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.75	9/1/23	3,765,000		4,131,071
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Insured; AMBAC)	5.50	9/1/24	10,000,000		10,886,100
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/27	10,000,000		10,786,200
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey—American
Water Company, Inc. Project)	5.10	6/1/23	3,000,000		3,178,410
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey—American
Water Company, Inc. Project)	5.60	11/1/34	6,600,000		6,677,352
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey—American
Water Company, Inc. Project)	5.70	10/1/39	5,000,000		5,036,150
New Jersey Educational Facilities
Authority, Revenue (Fairleigh
Dickenson University Issue)	6.00	7/1/20	4,535,000		4,747,419
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.00	7/1/27	1,000,000		977,920

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey (continued)
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.25	7/1/27	500,000	501,145
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.00	7/1/33	1,880,000	1,717,248
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.25	7/1/37	750,000	694,485
New Jersey Educational Facilities
Authority, Revenue (Kean
University Issue)	5.00	9/1/21	1,500,000	1,616,805
New Jersey Educational Facilities
Authority, Revenue (Montclair
State University Issue)	5.25	7/1/38	2,000,000	2,009,880
New Jersey Educational Facilities
Authority, Revenue (New Jersey
City University Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/35	12,165,000	12,384,213
New Jersey Educational Facilities
Authority, Revenue (New Jersey
Institute of Technology Issue)	5.00	7/1/31	2,000,000	2,020,940
New Jersey Educational Facilities
Authority, Revenue (Princeton
Theological Seminary Issue)	5.00	7/1/29	5,000,000	5,495,850
New Jersey Educational Facilities
Authority, Revenue (Princeton
University) (Prerefunded)	5.00	7/1/15	120,000 [b]	139,224
New Jersey Educational Facilities
Authority, Revenue (Public
Library Project Grant Program
Issue) (Insured; AMBAC)	5.50	9/1/17	1,500,000	1,575,015
New Jersey Educational Facilities
Authority, Revenue (Seton Hall
University Issue)	6.25	7/1/37	5,000,000	5,365,500
New Jersey Educational
Facilities Authority,
Revenue (Stevens Institute
of Technology Issue)	5.00	7/1/27	5,000,000	4,889,600

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.00	7/1/34	7,655,000		6,968,423
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)
(Prerefunded)	5.38	7/1/14	2,500,000	[b]	2,845,475
New Jersey Educational Facilities
Authority, Revenue (The
College of New Jersey Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/35	7,910,000		7,972,726
New Jersey Educational Facilities
Authority, Revenue (The William
Paterson University of New Jersey
Issue) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/38	3,745,000		3,792,412
New Jersey Health Care Facilities
Financing Authority, Revenue
(AHS Hospital Corporation Issue)	5.00	7/1/27	5,400,000		5,454,000
New Jersey Health Care Facilities
Financing Authority,
Revenue (Atlantic City
Medical Center Issue)	6.00	7/1/12	3,245,000		3,312,626
New Jersey Health Care Facilities
Financing Authority,
Revenue (Atlantic City
Medical Center Issue)	6.25	7/1/17	2,730,000		2,824,704
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center
Issue) (Prerefunded)	6.25	7/1/12	2,270,000	[b]	2,405,723
New Jersey Health Care Facilities
Financing Authority, Revenue
(AtlantiCare Regional Medical
Center Issue)	5.00	7/1/22	3,975,000		4,183,091
New Jersey Health Care Facilities
Financing Authority, Revenue
(Capital Health System Obligated
Group Issue) (Prerefunded)	5.75	7/1/13	3,000,000	[b]	3,285,330

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Health Care Facilities
Financing Authority, Revenue
(General Hospital Center at
Passaic, Inc. Obligated Group
Issue) (Insured; Assured
Guaranty Municipal Corp.)	6.75	7/1/19	550,000		685,614
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue)	5.00	1/1/28	2,780,000		2,691,985
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue) (Insured; Assured
Guaranty Municipal Corp.)	5.25	1/1/36	2,900,000		2,927,811
New Jersey Health Care Facilities
Financing Authority, Revenue
(Holy Name Medical Center Issue)	5.00	7/1/15	3,410,000		3,568,360
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/38	4,990,000		4,906,467
New Jersey Health Care Facilities
Financing Authority, Revenue
(Robert Wood Johnson
University Hospital Issue)	5.00	7/1/31	4,950,000		4,987,521
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/23	2,280,000	[a]	1,473,541
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/23	3,220,000	[a]	1,492,502

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey (continued)
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital Issue)	6.00	7/1/12	1,305,000	1,322,435
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.50	7/1/38	5,000,000	5,125,100
New Jersey Health Care Facilities
Financing Authority, State
Contract Revenue (Hospital
Asset Transformation Program)	5.25	10/1/38	13,595,000	13,658,897
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue	5.00	12/1/25	1,000,000	1,003,030
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue	5.00	12/1/26	1,500,000	1,500,450
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.88	6/1/21	9,775,000	10,478,507
New Jersey Highway Authority,
Revenue (Garden State Parkway)	6.00	1/1/19	6,645,000	8,137,932
New Jersey Housing and Mortgage
Finance Agency, MFHR (Insured:
AMBAC and FHA)	5.65	5/1/40	4,480,000	4,479,821
New Jersey Housing and Mortgage
Finance Agency, MFHR (Insured;
Assured Guaranty Municipal Corp.)	5.70	5/1/20	2,180,000	2,182,507
New Jersey Housing and
Mortgage Finance Agency,
Multi-Family Revenue	4.95	5/1/41	7,000,000	6,825,840
New Jersey Housing and Mortgage
Finance Agency, SFHR	5.20	10/1/25	6,355,000	6,447,592
New Jersey Housing and Mortgage
Finance Agency, SFHR	6.38	10/1/28	5,635,000	6,050,300
New Jersey Housing and Mortgage
Finance Agency, SFHR	5.25	10/1/37	1,365,000	1,422,248

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.00	6/15/20	4,000,000		4,193,680
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.50	12/15/23	7,000,000		7,647,150
New Jersey Transportation
Trust Fund Authority
(Transportation System)	6.00	12/15/38	6,565,000		7,055,996
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	0.00	12/15/24	1,000,000	[a]	462,170
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/32	10,000,000		10,029,900
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	7.00	6/15/12	2,255,000		2,401,056
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	7.00	6/15/12	3,745,000		3,971,760
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Prerefunded)	6.00	12/15/38	3,435,000	[b]	4,418,853
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	60,000		71,187
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	160,000		178,931
New Jersey Turnpike Authority,
Turnpike Revenue	5.25	1/1/40	5,420,000		5,519,186
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal Corp.)	6.50	1/1/16	835,000		930,975
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal Corp.)	6.50	1/1/16	165,000		197,804

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey (continued)
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.50	1/1/16	3,520,000	4,176,304
North Jersey District Water Supply
Commission, Sewer Revenue
(Wanaque South Project)
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/19	1,850,000	2,176,174
Port Authority of New York and
New Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	3,000,000	3,347,040
Port Authority of New York and
New Jersey (Consolidated Bonds,
127th Series) (Insured; AMBAC)	5.25	12/15/32	5,070,000	5,116,137
Port Authority of New York and
New Jersey (Consolidated Bonds,
139th Series) (Insured;
National Public Finance
Guarantee Corp.)	5.00	10/1/18	11,235,000	12,092,343
Port Authority of New York and
New Jersey (Consolidated Bonds,
167th Series)	5.50	9/15/26	7,600,000	8,120,980
Port Authority of New York and
New Jersey, Special Obligation
Revenue (JFK International Air
Terminal LLC Project)
(Insured; National Public
Finance Guarantee Corp.)	6.25	12/1/15	5,000,000	5,309,900
Port Authority of New York and
New Jersey, Special Project
Revenue (JFK International Air
Terminal LLC Project)	5.00	12/1/20	2,500,000	2,494,325
Rahway Valley Sewerage Authority,
Sewer Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/30	7,550,000 [a]	2,375,532
Rutgers, The State University,
GO	5.00	5/1/39	3,450,000	3,543,150

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Salem County Pollution Control
Financing Authority, PCR
(Public Service Electric and
Gas Company Project) (Insured;
National Public Finance
Guarantee Corp.)	5.45	2/1/32	1,590,000		1,548,676
South Jersey Port Corporation,
Marine Terminal Revenue	5.75	1/1/23	4,000,000		4,480,440
South Jersey Port Corporation,
Marine Terminal Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/34	2,900,000		3,057,847
South Jersey Port Corporation,
Marine Terminal Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.88	1/1/39	6,000,000		6,330,840
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	2,525,000		2,273,460
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	3,000,000		2,356,020
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	8,950,000		6,887,652
Tobacco Settlement
Financing Corporation
of New Jersey, Tobacco
Settlement Asset-Backed
Bonds (Prerefunded)	5.38	6/1/12	1,000,000	[b]	1,047,180
Tobacco Settlement
Financing Corporation
of New Jersey, Tobacco
Settlement Asset-Backed
Bonds (Prerefunded)	5.75	6/1/12	4,020,000	[b]	4,220,437

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	6.75	6/1/13	1,790,000	[b]	2,006,554
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	7.00	6/1/13	10,630,000	[b]	11,964,597
Union County Improvement
Authority, Revenue
(Correctional Facility Project)	5.00	6/15/22	1,780,000		1,838,544
Union County Utilities Authority,
Solid Waste Revenue (Ogden
Martin Systems of Union, Inc.)
(Insured; AMBAC)	5.38	6/1/20	4,990,000		4,993,194
University of Medicine and
Dentistry of New Jersey, GO
(Insured; AMBAC)	5.50	12/1/27	15,425,000		15,524,029
U.S. Related—10.5%
Government of Guam,
GO	6.75	11/15/29	2,000,000		2,035,580
Guam Power Authority,
Revenue	5.50	10/1/30	2,250,000		2,144,543
Guam Waterworks Authority,
Water and Wastewater
System Revenue	6.00	7/1/25	1,000,000		983,290
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/22	5,000,000		5,235,500
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	10,445,000		10,415,858
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	5,000,000		4,964,350
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/27	4,715,000		4,755,030

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	6.25	7/1/22	2,000,000		2,195,380
Puerto Rico Sales Tax
Financing Corporation,
Sales Tax Revenue
(First Subordinate Series)	5.75	8/1/37	2,990,000		3,051,773
Puerto Rico Sales Tax
Financing Corporation,
Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	2,230,000		2,336,371
Puerto Rico Sales Tax
Financing Corporation,
Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	9,000,000		9,391,410
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Insured; Berkshire Hathaway
Assurance Corporation)	0.00	8/1/54	21,100,000	[a]	1,409,691
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/43	18,000,000	[a]	2,215,260
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts
Taxes Loan Note)	6.38	10/1/19	2,000,000		2,010,720
Virgin Islands Public Finance
Authority, Revenue
(Virgin Islands Matching
Fund Loan Note)	5.00	10/1/25	5,000,000		4,936,950
Virgin Islands Public Finance
Authority, Revenue
(Virgin Islands Matching
Fund Loan Notes)	5.00	10/1/25	2,000,000		1,974,780
Total Long-Term Municipal Investments
(cost $542,391,690)					557,817,814

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investment—.4%	Rate (%)	Date	Amount ($)	Value ($)
New Jersey;
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue) (LOC;
JPMorgan Chase Bank)
(cost $2,500,000)	0.03	7/1/11	2,500,000 [c]	2,500,000

Total Investments (cost $544,891,690)			98.4%	560,317,814
Cash and Receivables (Net)			1.6%	8,959,873
Net Assets			100.0%	569,277,687

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Variable rate demand note—rate shown is the interest rate in effect at June 30, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	27.0
AA		Aa		AA	24.1
A		A		A	31.1
BBB		Baa		BBB	14.6
BB		Ba		BB	.2
B		B		B	.4
F1		MIG1/P1		SP1/A1	.4
Not Rated[d]		Not Rated[d]		Not Rated[d]	2.2
					100.0

†	Based on total investments.
d	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)

				Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			544,891,690		560,317,814
Cash					1,065,131
Interest receivable					8,556,532
Receivable for shares of Common Stock subscribed					70,477
Prepaid expenses					34,761
					570,044,715
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					396,636
Payable for shares of Common Stock redeemed					263,185
Accrued expenses					107,207
					767,028
Net Assets ($)					569,277,687
Composition of Net Assets ($):
Paid-in capital					566,562,047
Accumulated undistributed investment income—net					148,546
Accumulated net realized gain (loss) on investments					(12,859,030)
Accumulated net unrealized appreciation
(depreciation) on investments					15,426,124
Net Assets ($)					569,277,687

Net Asset Value Per Share
	Class A	Class B	Class C	Class I	Class Z
Net Assets ($)	426,377,776	299,830	8,434,836	2,320,105	131,845,140
Shares Outstanding	34,204,465	24,078	677,267	186,084	10,574,746
Net Asset Value
Per Share ($)	12.47	12.45	12.45	12.47	12.47

See notes to financial statements.

The Fund	23

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2011 (Unaudited)

Investment Income ($):
Interest Income	14,699,795
Expenses:
Management fee—Note 3(a)	1,677,730
Shareholder servicing costs—Note 3(c)	712,426
Professional fees	43,198
Distribution fees—Note 3(b)	31,913
Registration fees	31,604
Directors’ fees and expenses—Note 3(d)	29,440
Custodian fees—Note 3(c)	23,002
Prospectus and shareholders’ reports	12,033
Loan commitment fees—Note 2	4,617
Miscellaneous	20,719
Total Expenses	2,586,682
Less—reduction in expenses due to undertaking—Note 3(a)	(223,410)
Less—reduction in fees due to earnings credits—Note 3(c)	(400)
Net Expenses	2,362,872
Investment Income—Net	12,336,923
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(3,996,830)
Net unrealized appreciation (depreciation) on investments	13,275,269
Net Realized and Unrealized Gain (Loss) on Investments	9,278,439
Net Increase in Net Assets Resulting from Operations	21,615,362

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Operations ($):
Investment income—net	12,336,923	26,154,321
Net realized gain (loss) on investments	(3,996,830)	87,528
Net unrealized appreciation
(depreciation) on investments	13,275,269	(21,884,911)
Net Increase (Decrease) in Net Assets
Resulting from Operations	21,615,362	4,356,938
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(9,116,228)	(19,101,183)
Class B Shares	(6,484)	(21,018)
Class C Shares	(149,214)	(361,627)
Class I Shares	(49,155)	(93,888)
Class Z Shares	(2,867,296)	(6,254,785)
Total Dividends	(12,188,377)	(25,832,501)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	13,915,430	38,118,480
Class B Shares	1,190	3,610
Class C Shares	754,661	3,759,815
Class I Shares	446,121	2,067,872
Class Z Shares	1,758,963	8,849,851
Dividends reinvested:
Class A Shares	6,779,756	14,410,033
Class B Shares	4,510	16,166
Class C Shares	79,850	203,294
Class I Shares	29,682	49,838
Class Z Shares	2,311,954	5,044,869
Cost of shares redeemed:
Class A Shares	(36,934,044)	(58,880,605)
Class B Shares	(198,025)	(288,885)
Class C Shares	(1,608,709)	(3,537,171)
Class I Shares	(448,086)	(726,093)
Class Z Shares	(10,393,696)	(21,786,800)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(23,500,443)	(12,695,726)
Total Increase (Decrease) in Net Assets	(14,073,458)	(34,171,289)
Net Assets ($):
Beginning of Period	583,351,145	617,522,434
End of Period	569,277,687	583,351,145
Undistributed investment income—net	148,546	—

The Fund	25

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Capital Share Transactions:
Class Aa
Shares sold	1,133,996	2,993,337
Shares issued for dividends reinvested	554,025	1,128,425
Shares redeemed	(3,035,434)	(4,644,497)
Net Increase (Decrease) in Shares Outstanding	(1,347,413)	(522,735)
Class Ba
Shares sold	98	283
Shares issued for dividends reinvested	369	1,267
Shares redeemed	(16,291)	(22,715)
Net Increase (Decrease) in Shares Outstanding	(15,824)	(21,165)
Class C
Shares sold	62,127	294,183
Shares issued for dividends reinvested	6,537	15,931
Shares redeemed	(133,274)	(278,417)
Net Increase (Decrease) in Shares Outstanding	(64,610)	31,697
Class I
Shares sold	36,841	161,669
Shares issued for dividends reinvested	2,423	3,897
Shares redeemed	(37,014)	(57,214)
Net Increase (Decrease) in Shares Outstanding	2,250	108,352
Class Z
Shares sold	144,420	692,307
Shares issued for dividends reinvested	188,913	394,943
Shares redeemed	(856,071)	(1,704,952)
Net Increase (Decrease) in Shares Outstanding	(522,738)	(617,702)

a	During the period ended June 30, 2011, 3,596 Class B shares representing $43,991,were automatically converted to 3,593 Class A shares and during the period ended December 31, 2010, 16,046 Class B shares representing
$204,088 were automatically converted to 16,024 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2011			Year Ended December 31,
Class A Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	12.25	12.70	11.67	12.79	13.07	13.12
Investment Operations:
Investment income—net[a]	.27	.54	.55	.55	.54	.56
Net realized and unrealized
gain (loss) on investments	.21	(.46)	1.02	(1.12)	(.28)	(.05)
Total from Investment Operations	.48	.08	1.57	(.57)	.26	.51
Distributions:
Dividends from
investment income—net	(.26)	(.53)	(.54)	(.55)	(.54)	(.56)
Net asset value, end of period	12.47	12.25	12.70	11.67	12.79	13.07
Total Return (%)[b]	4.01[c]	.56	13.65	(4.61)	2.05	4.00
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.96[d]	.95	.96	1.00	1.10	1.18
Ratio of net expenses
to average net assets	.85[d]	.85	.85	.90	1.00	1.06
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—	—	—	.05	.13	.22
Ratio of net investment income
to average net assets	4.41[d]	4.22	4.40	4.45	4.21	4.32
Portfolio Turnover Rate	5.97[c]	18.88	17.17	50.33	36.63	17.13
Net Assets, end of period
($ x 1,000)	426,378	435,549	458,014	403,333	439,752	465,695

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund	27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2011			Year Ended December 31,
Class B Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	12.24	12.68	11.66	12.78	13.06	13.10
Investment Operations:
Investment income—net[a]	0.22	.45	.48	.49	.47	.50
Net realized and unrealized
gain (loss) on investments	0.22	(.43)	1.02	(1.12)	(.27)	(.04)
Total from Investment Operations	0.44	.02	1.50	(.63)	.20	.46
Distributions:
Dividends from
investment income—net	(.23)	(.46)	(.48)	(.49)	(.48)	(.50)
Net asset value, end of period	12.45	12.24	12.68	11.66	12.78	13.06
Total Return (%)[b]	3.62[c]	.05	12.98	(5.09)	1.53	3.56
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.63[d]	1.59	1.53	1.57	1.67	1.74
Ratio of net expenses
to average net assets	1.35[d]	1.35	1.35	1.40	1.50	1.56
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—	—	—	.05	.13	.22
Ratio of net investment income
to average net assets	3.83[d]	3.63	3.90	3.95	3.71	3.82
Portfolio Turnover Rate	5.97[c]	18.88	17.17	50.33	36.63	17.13
Net Assets, end of period
($ x 1,000)	300	488	774	1,441	1,621	2,129

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

Six Months Ended
June 30, 2011			Year Ended December 31,
Class C Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	12.24	12.68	11.66	12.78	13.06	13.11
Investment Operations:
Investment income—net[a]	.22	.45	.45	.45	.45	.46
Net realized and unrealized
gain (loss) on investments	.21	(.45)	1.02	(1.12)	(.29)	(.05)
Total from Investment Operations	.43	—	1.47	(.67)	.16	.41
Distributions:
Dividends from
investment income—net	(.22)	(.44)	(.45)	(.45)	(.44)	(.46)
Net asset value, end of period	12.45	12.24	12.68	11.66	12.78	13.06
Total Return (%)[b]	3.54[c]	(.13)	12.71	(5.34)	1.28	3.22
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.73[d]	1.72	1.72	1.77	1.87	1.96
Ratio of net expenses
to average net assets	1.60[d]	1.60	1.60	1.64	1.75	1.81
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—	—	—	.05	.13	.22
Ratio of net investment income
to average net assets	3.66[d]	3.45	3.61	3.69	3.44	3.57
Portfolio Turnover Rate	5.97[c]	18.88	17.17	50.33	36.63	17.13
Net Assets, end of period
($ x 1,000)	8,435	9,080	9,008	4,714	3,749	2,768

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund	29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	June 30, 2011	Year Ended December 31,
Class I Shares	(Unaudited)	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	12.25	12.70	11.66	11.28
Investment Operations:
Investment income—net[b]	.27	.57	.56	.03
Net realized and unrealized
gain (loss) on investments	.22	(.47)	1.04	.38
Total from Investment Operations	.49	.10	1.60	.41
Distributions:
Dividends from investment income—net	(.27)	(.55)	(.56)	(.03)
Net asset value, end of period	12.47	12.25	12.70	11.66
Total Return (%)	4.08[c]	.70	13.91	3.61[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.74[d]	.72	.78	.76[d]
Ratio of net expenses to average net assets	.70[d]	.70	.70	.70[d]
Ratio of net investment income
to average net assets	4.55[d]	4.34	4.55	5.03[d]
Portfolio Turnover Rate	5.97[c]	18.88	17.17	50.33
Net Assets, end of period ($ x 1,000)	2,320	2,252	958	10

a	From December 15, 2008 (commencement of initial offering) to December 31, 2008.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
See notes to financial statements.

Six Months Ended
	June 30, 2011		Year Ended December 31,
Class Z Shares	(Unaudited)	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value, beginning of period	12.25	12.70	11.67	12.79	12.84
Investment Operations:
Investment income—net[b]	.27	.55	.56	.56	.31
Net realized and unrealized
gain (loss) on investments	.22	(.46)	1.02	(1.12)	(.05)
Total from Investment Operations	.49	.09	1.58	(.56)	.26
Distributions:
Dividends from investment income—net	(.27)	(.54)	(.55)	(.56)	(.31)
Net asset value, end of period	12.47	12.25	12.70	11.67	12.79
Total Return (%)	4.05[c]	.65	13.72	(4.56)	2.03[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.78[d]	.77	.79	.85	.91[d]
Ratio of net expenses
to average net assets	.78[d]	.77	.78	.85	.91[d]
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—	—	—	.05	.13[d]
Ratio of net investment income
to average net assets	4.48[d]	4.31	4.47	4.50	4.26[d]
Portfolio Turnover Rate	5.97[c]	18.88	17.17	50.33	36.63
Net Assets, end of period ($ x 1,000)	131,845	135,981	148,768	140,950	163,869

a	From June 7, 2007 (commencement of initial offering) to December 31, 2007.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus New Jersey Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment com-pany.The fund’s investment objective is to seek as high a level of current income exempt from federal and New Jersey income taxes as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 675 million shares of $.001 par value Common Stock.The fund currently offers five classes of shares: Class A (200 million shares authorized), Class B (150 million shares authorized), Class C (150 million shares authorized), Class I (150 million shares authorized) and Class Z (25 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class Z shares generally are offered only to shareholders of the fund who received Class Z shares of the fund in exchange for shares of certain other Dreyfus Funds as a result of the reorganization of such funds and to existing shareholders of the fund who have continuously maintained a fund account since the date the fund’s shares were classified as Class Z. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	560,317,814	—	560,317,814

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at June 30, 2011.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition,ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies or municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gains sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $9,388,480 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2010. If not applied, $372,874 of the carryover expires in fiscal 2011, $97,441 expires in fiscal 2014, $822,282 expires in fiscal 2015, $1,125,950 expires in fiscal 2016 and $6,969,933 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2010 and was as follows: tax exempt income $25,741,743 and ordinary income $90,758.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed until May 1, 2012, to limit the fund’s Class A, Class B and Class C expenses (exclusive of taxes, brokerage commissions, interest expense, commitment fees on borrowings, shareholder services fees, Rule 12b-1 distribution plan fees and extraordinary expenses) to .60% of the value

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of the fund’s average daily net assets for Class A, Class B and Class C shares.The reduction in expenses, pursuant to the undertaking, for Class A, Class B and Class C shares amounted to $223,030 during the period ended June 30, 2011.This agreement may be terminated after May 1, 2012, upon 90 days notice to shareholders.

The Manager had undertaken from January 1, 2011 through June 30, 2011, to limit the fund’s operating expenses or assume all or part of the expenses of the fund, if the aggregate expenses of the fund (exclusive of taxes, brokerage commissions, interest expense, commitment fees on borrowings, and extraordinary expenses) exceeded .70% of the value of the fund’s average daily net assets for Class I shares.The reduction in expenses, pursuant to the undertaking for Class I shares, amounted to $380 during the period ended June 30, 2011.

During the period ended June 30, 2011, the Distributor retained $1,833 from commissions earned on sales of the fund’s Class A shares and $7 and $38 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended June 30, 2011, Class B and Class C shares were charged $858 and $31,055, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2011, Class A, Class B and Class C shares were charged $523,552, $429 and $10,352, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2011, Class Z shares were charged $39,000 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2011, the fund was charged $82,676 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2011, the fund was charged $8,520 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $400.

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2011, the fund was charged $23,002 pursuant to the custody agreement.

During the period ended June 30, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $281,608, Rule 12b-1 distribution plan fees $5,319, shareholder services plan fees $101,834, custodian fees $16,932, chief compliance officer fees $2,259 and transfer agency per account fees $27,095, which are offset against an expense reimbursement currently in effect in the amount of $38,411.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2011, amounted to $33,357,733 and $61,619,272, respectively.

At June 30, 2011, accumulated net unrealized appreciation on investments was $15,426,124, consisting of $20,301,209 gross unrealized appreciation and $4,875,085 gross unrealized depreciation.

At June 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New Jersey Municipal Bond Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 19, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	August 19, 2011

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

6